Note 22 - Decommissioning Liabilities (Details Textual)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Historical inflation rate	4.00%	3.80%
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use	6.60%	8.60%
Top of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use	6.80%	9.30%